Retirement benefits - Summary of Present Value of Obligation and Fair Value of Plan Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Gratuity Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	₨ 3,868	$ 56	₨ 3,391	₨ 3,215
Present value of defined benefit obligations	(5,890)	(85)	(5,464)	(4,495)
Net liability arising from defined benefit obligation	(2,022)	(29)	(2,073)	(1,280)
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	21,949	317	15,139	13,336
Present value of defined benefit obligations	(21,159)	(306)	(14,691)	(13,110)
Net liability arising from defined benefit obligation